PLEDGED ASSETS, COLLATERAL, GUARANTEES AND COMMITMENTS - Lease Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pledged Assets, Collateral, Guarantees and Commitments [Abstract]
Rental expense	$ 1,300	$ 1,400	$ 1,500
Future Minimum Annual Rentals
2016	1,238
2017	1,002
2018	778
2019	698
2020	567
Thereafter	4,483
Total	$ 8,766